RENT OBLIGATION (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Operating Leases, Rent Expense	$ 15,447	$ 15,173	$ 33,056	$ 35,159	$ 61,150	$ 45,961
Lease Expiration Date			Jan. 31, 2018		Jan. 31, 2018
Lessee Leasing Arrangements, Operating Leases, Term of Contract			5 years		5 years